Material Accounting Policies	6 Months Ended
Jun. 30, 2025
Disclosure Of Material Accounting Policies [Abstract]
Material Accounting Policies
24.	Material Accounting Policies
The accounting policies applied in these interim financial statements are the same as those applied in the Group’s consolidated financial statements as at and for the year ended December 31, 2024.